VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.1%
Tennessee Valley Authority 1.500%, 9/15/31	$ 2,450	$ 2,414
U.S. Treasury Bonds
2.000%, 11/15/41	2,612	2,642
2.000%, 8/15/51(1)	3,187	3,249
U.S. Treasury Notes
1.500%, 1/31/22	350	350
0.125%, 11/30/22	4,300	4,290
0.500%, 11/30/23	3,215	3,203
0.750%, 12/31/23	260	260
0.375%, 4/15/24(1)	400	396
1.000%, 12/15/24	2,810	2,813
1.250%, 11/30/26	1,208	1,207
1.250%, 12/31/26	635	635
1.375%, 11/15/31	2,581	2,548
Total U.S. Government Securities (Identified Cost $23,938)		24,007

Foreign Government Security—0.1%
United Mexican States 4.500%, 1/31/50	240	254
Total Foreign Government Security (Identified Cost $258)		254

Mortgage-Backed Securities—7.6%
Agency—6.7%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	934
Federal National Mortgage Association ACES
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,931
2021-M3G, A2 1.250%, 1/25/31(2)	1,000	953
2021-M2G, A2 1.376%, 3/25/31(2)	1,000	963
2021-M2S, A2 1.807%, 10/25/31(2)	1,000	998
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	982	1,018
Pool #784648 3.000%, 11/20/48	2,207	2,263
Pool #BV0838 2.500%, 8/20/50	5,258	5,402
Pool #MA6985 2.000%, 11/20/50	1,174	1,170
Pool #BZ4061 2.000%, 12/20/50	1,966	1,986
Pool #MA7366 2.000%, 5/20/51	2,155	2,177
		19,795

	Par Value	Value

Non-Agency—0.9%
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	$ 1,250	$ 1,248
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(3)	1,500	1,518
		2,766

Total Mortgage-Backed Securities (Identified Cost $23,170)		22,561

Asset-Backed Securities—6.0%
Agency—3.0%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,487	1,572
2020-20G, 1 1.030%, 7/1/40	2,070	1,987
2020-25L, 1 1.210%, 12/1/45	1,434	1,382
2021-25A, 1 1.280%, 1/1/46	3,078	2,983
2021-25B, 1 1.340%, 2/1/46	604	588
2021-25I, 1 1.560%, 9/1/46	250	247
		8,759

Automobiles—1.2%
Ally Auto Receivables Trust 2019-4, A3 1.840%, 6/17/24	533	536
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	770	775
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	500	498
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(3)	750	745
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	1,000	990
		3,544

Collateralized Loan Obligations—1.0%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.136%, 5/15/30(2)(3)	1,825	1,822
	Par Value	Value

Collateralized Loan Obligations—continued
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.254%, 4/15/34(2)(3)	$ 1,220	$ 1,218
		3,040

Consumer Loans—0.2%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(3)	500	493
Credit Card—0.3%
Citibank Credit Card Issuance Trust 2018-A2, A2 (1 month LIBOR + 0.330%) 0.434%, 1/20/25(2)	1,000	1,002
Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	330	326
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	494
Total Asset-Backed Securities (Identified Cost $18,012)		17,658

Corporate Bonds and Notes—14.4%
Aerospace & Defense—0.3%
BAE Systems plc
144A 3.400%, 4/15/30(3)	30	32
144A 1.900%, 2/15/31(3)	125	119
Boeing Co. (The) 3.625%, 2/1/31	215	229
Raytheon Technologies Corp.
7.200%, 8/15/27	93	116
7.000%, 11/1/28	75	96
3.030%, 3/15/52	200	201
		793

Airlines—0.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	86	106
144A 5.500%, 4/20/26(3)	150	156
Delta Air Lines, Inc. 144A 4.750%, 10/20/28(3)	113	123
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	480	513
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Airlines—continued
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	$ 201	$ 207
		1,105

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.140%, 2/15/23	215	220
General Motors Co. 5.150%, 4/1/38	290	350
		570

Banks—3.1%
Bank of America Corp. 2.456%, 10/22/25	425	437
Bank of New York Mellon Corp. (The) Series I 3.750% (4)	160	161
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	197
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,097
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	728
First Horizon Corp. 4.000%, 5/26/25	393	420
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	330	324
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.832%, 2/1/27(2)	220	212
JPMorgan Chase & Co.
0.768%, 8/9/25	555	546
3.328%, 4/22/52	135	144
Series U (3 month LIBOR + 0.950%) 1.082%, 2/2/37(2)	520	465
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	2,000	1,972
NatWest Group plc 2.359%, 5/22/24	635	645
Popular, Inc. 6.125%, 9/14/23	340	362
State Street Corp. (3 month LIBOR + 1.000%) 1.203%, 6/15/47(2)	465	396
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	423
SVB Financial Group Series E 4.700% (4)	210	216
	Par Value	Value

Banks—continued
Truist Financial Corp. 1.267%, 3/2/27	$ 400	$ 392
		9,137

Biotechnology—0.2%
Amgen, Inc. 2.000%, 1/15/32	510	494
Celgene Corp. 5.000%, 8/15/45	70	82
		576

Chemicals—0.1%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	141	144
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(3)	245	260
		404

Commercial Services—0.3%
Experian Finance plc 144A 2.750%, 3/8/30(3)	200	204
Massachusetts Institute of Technology 5.600%, 7/1/2111	175	306
President & Fellows of Harvard College 4.875%, 10/15/40	135	184
Trustees of Tufts College 3.099%, 8/15/51	135	143
		837

Computers—0.2%
Apple, Inc. 2.700%, 8/5/51	250	247
Dell, Inc. 7.100%, 4/15/28	155	194
Leidos, Inc. 7.125%, 7/1/32	33	44
Western Digital Corp. 2.850%, 2/1/29	255	258
		743

Containers & Packaging—0.1%
Klabin Austria GmbH 144A 3.200%, 1/12/31(3)	200	185
Diversified Financial Services—0.7%
AerCap Ireland Capital DAC
3.500%, 1/15/25	150	156
3.000%, 10/29/28	317	321
3.300%, 1/30/32	150	153
American Express Co. 8.150%, 3/19/38	105	167
Capital One Financial Corp. 2.618%, 11/2/32	380	379
	Par Value	Value

Diversified Financial Services—continued
Discover Financial Services
4.100%, 2/9/27	$ 190	$ 206
Series C 5.500%(4)	230	246
Synchrony Financial 4.375%, 3/19/24	375	396
		2,024

Electric Utilities—2.3%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(3)	102	103
CMS Energy Corp. 3.600%, 11/15/25	175	187
Consolidated Edison Co. of New York, Inc. Series 03-C 5.100%, 6/15/33	69	82
Dominion Energy, Inc.
Series C 4.350%(4)	274	283
Series C 2.250%, 8/15/31	200	195
DTE Electric Co. Series A 4.050%, 5/15/48	120	143
Duke Energy Florida LLC
2.500%, 12/1/29	143	147
2.400%, 12/15/31	250	253
Duke Energy Progress LLC 3.450%, 3/15/29	330	356
Edison International Series B 5.000% (4)	248	253
Enel Finance International N.V.
144A 2.650%, 9/10/24(3)	800	824
144A 2.250%, 7/12/31(3)	235	227
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	357
144A 2.750%, 3/1/32(3)	106	107
MidAmerican Energy Co. 4.250%, 7/15/49	50	62
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(3)	203	261
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(3)	255	249
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	410	406
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	205	196
Pacific Gas & Electric Co.
4.500%, 12/15/41	25	25
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Electric Utilities—continued
4.950%, 7/1/50	$ 215	$ 234
PacifiCorp. 2.900%, 6/15/52	30	29
Pennsylvania Electric Co.
6.150%, 10/1/38	95	128
144A 4.150%, 4/15/25(3)	327	348
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	455	450
Sempra Energy 4.125%, 4/1/52	342	346
Southern California Edison Co. 3.900%, 12/1/41	140	145
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	145	159
Vistra Corp. 144A 7.000% (3)(4)	135	137
Wisconsin Public Service Corp. 2.850%, 12/1/51	133	131
		6,823

Electronics—0.1%
Avnet, Inc. 3.000%, 5/15/31	245	242
Equity Real Estate Investment Trusts (REITs)—0.6%
Alexandria Real Estate Equities, Inc. 2.000%, 5/18/32	77	73
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	415
Equinix, Inc. 1.000%, 9/15/25	902	875
GLP Capital LP 3.250%, 1/15/32	116	117
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	250	247
		1,727

Food & Beverage—0.2%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	380	423
Kraft Heinz Foods Co. 5.500%, 6/1/50	65	88
PepsiCo, Inc. 2.875%, 10/15/49	200	210
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(3)	39	39
		760

Healthcare-Products—0.2%
Baxter International, Inc. 144A 1.915%, 2/1/27(3)	480	482
	Par Value	Value

Healthcare-Products—continued
PerkinElmer, Inc. 2.250%, 9/15/31	$ 262	$ 255
		737

Healthcare-Services—0.2%
Centene Corp. 2.450%, 7/15/28	308	304
HCA, Inc. 5.875%, 2/15/26	165	186
		490

Insurance—1.0%
American International Group, Inc.
3.400%, 6/30/30	170	184
6.820%, 11/15/37	23	32
Athene Global Funding
144A 2.550%, 6/29/25(3)	111	114
144A 2.500%, 3/24/28(3)	135	136
Chubb INA Holdings, Inc. 3.050%, 12/15/61	149	152
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(3)	205	203
144A 4.700%, 10/15/51(3)	500	507
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.515%, 5/17/66(2)	345	306
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(3)	345	428
MetLife, Inc. 144A 9.250%, 4/8/38(3)	145	215
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(3)	215	261
New York Life Insurance Co. 144A 4.450%, 5/15/69(3)	80	102
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(3)	188	212
		2,852

Internet—0.2%
Amazon.com, Inc. 2.700%, 6/3/60	196	189
Netflix, Inc. 4.875%, 4/15/28	275	313
		502

Iron & Steel—0.0%
ArcelorMittal S.A. 7.000%, 10/15/39	75	103
Media—0.5%
Charter Communications Operating LLC
2.250%, 1/15/29	201	196
5.375%, 4/1/38	145	173
	Par Value	Value

Media—continued
Discovery Communications LLC 5.200%, 9/20/47	$ 110	$ 136
Time Warner Cable LLC 6.550%, 5/1/37	170	223
ViacomCBS, Inc.
3.450%, 10/4/26	180	191
5.250%, 4/1/44	205	257
6.250%, 2/28/57	158	178
Walt Disney Co. (The) 3.500%, 5/13/40	160	175
		1,529

Miscellaneous Manufacturing—0.1%
GE Capital Funding LLC 4.550%, 5/15/32	209	247
Multi-National—0.7%
International Bank for Reconstruction & Development (SOFR + 0.370%) 0.420%, 2/11/31(2)	2,000	2,013
Oil, Gas & Consumable Fuels—0.4%
Boston Gas Co. 144A 3.150%, 8/1/27(3)	435	451
Hess Corp. 7.125%, 3/15/33	180	241
Marathon Petroleum Corp. 5.850%, 12/15/45	85	107
Occidental Petroleum Corp. 8.000%, 7/15/25	180	210
Petroleos Mexicanos 144A 6.700%, 2/16/32(3)	67	68
		1,077

Pharmaceuticals—0.4%
Cigna Corp.
4.125%, 11/15/25	175	191
4.800%, 8/15/38	115	141
CVS Health Corp.
4.300%, 3/25/28	87	98
2.700%, 8/21/40	205	197
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	180	191
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	60	61
Viatris, Inc. 4.000%, 6/22/50	215	229
		1,108

Pipelines—0.4%
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	205	294
Energy Transfer LP
6.500%, 2/1/42	150	193
Series G 7.125%(4)	215	218
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Series H 6.500%(4)	$ 100	$ 102
NGPL PipeCo LLC 144A 3.250%, 7/15/31(3)	80	81
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	109	112
Plains All American Pipeline LP Series B 6.125% (4)	175	149
Targa Resources Partners LP 5.500%, 3/1/30	185	202
		1,351

Retail—0.1%
Lowe’s Cos., Inc. 2.800%, 9/15/41	193	188
Semiconductors—0.4%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	377	379
NXP B.V. 144A 3.400%, 5/1/30(3)	250	267
Renesas Electronics Corp. 144A 1.543%, 11/26/24(3)	229	227
TSMC Arizona Corp. 3.125%, 10/25/41	400	417
		1,290

Software—0.6%
Autodesk, Inc. 2.400%, 12/15/31	442	440
Microsoft Corp.
3.500%, 11/15/42	275	316
2.525%, 6/1/50	170	166
MSCI, Inc. 144A 3.625%, 11/1/31(3)	295	306
VMware, Inc.
4.500%, 5/15/25	315	343
2.200%, 8/15/31	240	236
		1,807

Telecommunications—0.4%
AT&T, Inc.
5.250%, 3/1/37	30	37
3.100%, 2/1/43	594	577
T-Mobile USA, Inc. 2.875%, 2/15/31	148	146
Verizon Communications, Inc. 4.400%, 11/1/34	205	239
Vodafone Group plc 5.125%, 6/4/81	160	164
		1,163

	Par Value	Value

Transportation—0.0%
Canadian Pacific Railway Co. 3.100%, 12/2/51	$ 143	$ 147
Total Corporate Bonds and Notes (Identified Cost $42,670)		42,530

	Shares
Preferred Stocks—0.0%
Banks—0.0%
Truist Financial Corp. Series Q, 5.100%	125(5)	140
Insurance—0.0%
Fubon Financial Holding Co. Ltd.(6)	765	1
Total Preferred Stocks (Identified Cost $127)		141

Common Stocks—12.0%
Aerospace & Defense—0.1%
Northrop Grumman Corp.	103	40
Saab AB Class B	5,050	129
		169

Air Freight & Logistics—0.0%
SG Holdings Co. Ltd.	2,600	61
Automobiles—0.0%
Toyota Motor Corp.	1,100	20
Banks—0.5%
Agricultural Bank of China Ltd. Class H	237,000	81
Banco Santander Chile	900,780	36
Bank of China Ltd. Class H	137,000	49
Bank of Communications Co., Ltd. Class H	159,000	96
Barclays plc	6,164	16
BDO Unibank, Inc.	15,790	37
China CITIC Bank Corp. Ltd. Class H	127,000	55
China Construction Bank Corp. Class H	205,000	142
CTBC Financial Holding Co., Ltd.	70,000	66
E.Sun Financial Holding Co., Ltd.	57,850	59
HarborOne Bancorp, Inc.	2,007	30
HDFC Bank Ltd. ADR	1,868	122
Hong Leong Financial Group Bhd	1,700	7
Industrial & Commercial Bank of China Ltd. Class H	66,000	37
Japan Post Bank Co., Ltd.	13,400	123
	Shares	Value

Banks—continued
Mega Financial Holding Co., Ltd.	39,000	$ 50
Mizuho Financial Group, Inc.	10,800	137
Postal Savings Bank of China Co., Ltd. Class H	158,000	111
RHB Bank Bhd	30,700	40
Shinhan Financial Group Co. Ltd. ADR	541	17
Spar Nord Bank A/S	733	9
Tisco Financial Group PCL Foreign Shares	11,100	32
		1,352

Beverages—0.1%
Coca-Cola Co. (The)	2,108	125
PepsiCo, Inc.	919	159
Suntory Beverage & Food Ltd.	2,700	98
		382

Biotechnology—0.3%
Amgen, Inc.	393	89
BioNTech SE ADR(6)	94	24
Gilead Sciences, Inc.	2,883	209
Horizon Therapeutics plc(6)	407	44
Moderna, Inc.(6)	25	6
Regeneron Pharmaceuticals, Inc.(6)	437	276
Shattuck Labs, Inc.(6)	381	3
Vertex Pharmaceuticals, Inc.(6)	1,010	222
		873

Building Products—0.1%
China Lesso Group Holdings Ltd.	4,000	6
Geberit AG	111	91
Nichias Corp.	502	12
Takasago Thermal Engineering Co., Ltd.	2,503	41
Trane Technologies plc	481	97
		247

Capital Markets—0.1%
China International Capital Corp. Ltd. Class H	20,800	57
CITIC Securities Co. Ltd. Class H	16,500	43
Flow Traders	167	6
Haitong Securities Co. Ltd. Class H	9,200	8
Huatai Securities Co. Ltd. Class H	23,600	39
Nasdaq, Inc.	438	92
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Samsung Securities Co. Ltd.	1,311	$ 50
		295

Chemicals—0.5%
Air Products & Chemicals, Inc.	1,029	313
Albemarle Corp.	1,789	418
Givaudan S.A. Registered Shares	29	153
Linde plc	1,025	355
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	2,520	127
		1,366

Commercial Services & Supplies—0.3%
China Everbright Environment Group Ltd.	37,000	30
Country Garden Services Holdings Co., Ltd.	5,000	30
Dai Nippon Printing Co. Ltd.	2,000	50
Okamura Corp.	700	8
Republic Services, Inc. Class A	2,317	323
Secom Co., Ltd.	200	14
Waste Management, Inc.	2,405	401
		856

Communications Equipment—0.2%
Cisco Systems, Inc.	4,723	299
Motorola Solutions, Inc.	790	214
Nokia Oyj(6)	6,109	39
Telefonaktiebolaget LM Ericsson Class B	885	10
		562

Construction & Engineering—0.1%
Bouygues S.A.	3,595	129
China Conch Venture Holdings Ltd.	12,500	61
HOCHTIEF AG	1,566	126
Kajima Corp.	3,800	44
Mirait Holdings Corp.	1,700	28
Okumura Corp.	1,600	45
Sumitomo Densetsu Co., Ltd.	700	13
		446

Construction Materials—0.0%
Siam Cement PCL (The) Foreign Shares	4,900	57
Consumer Finance—0.0%
B2Holding ASA	5,084	6
Containers & Packaging—0.0%
FP Corp.	500	17
Distributors—0.0%
Pool Corp.	178	101
	Shares	Value

Diversified Consumer Services—0.0%
Graham Holdings Co. Class B	62	$ 39
Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. Class B(6)	337	101
Far East Horizon Ltd.	31,000	28
Investor AB Class B	3,848	97
Yuanta Financial Holding Co., Ltd.	55,000	50
		276

Diversified Telecommunication Services—0.6%
AT&T, Inc.	6,455	159
Chunghwa Telecom Co. Ltd. Sponsored ADR	1,247	53
Deutsche Telekom AG Registered Shares	10,599	197
Elisa Oyj	2,239	138
Itissalat Al-Maghrib	792	12
KT Corp. Sponsored ADR(6)	3,820	48
Magyar Telekom Telecommunications plc ADR	27,834	35
Nippon Telegraph & Telephone Corp.	8,388	230
Orange S.A.	5,288	57
Proximus SADP	2,691	52
Sarana Menara Nusantara Tbk PT	265,200	21
Singapore Telecommunications Ltd.	18,600	32
Swisscom AG Registered Shares	132	74
Telefonica Brasil S.A ADR	4,343	38
Telekom Austria AG(6)	2,708	23
Telstra Corp. Ltd.	22,043	67
Verizon Communications, Inc.	8,261	429
		1,665

Electric Utilities—0.6%
American Electric Power Co., Inc.	2,000	178
BKW AG	111	15
Chubu Electric Power Co., Inc.	5,100	54
CLP Holdings Ltd.	11,719	118
Duke Energy Corp.	677	71
FirstEnergy Corp.	987	41
Hawaiian Electric Industries, Inc.	1,228	51
Hydro One Ltd.	2,303	60
IDACORP, Inc.	498	57
NextEra Energy, Inc.	8,112	757
Portland General Electric Co.	1,062	56
Power Assets Holdings Ltd.	14,000	87
Southern Co. (The)	1,026	70
Xcel Energy, Inc.	3,006	204
		1,819

	Shares	Value

Electrical Equipment—0.3%
Generac Holdings, Inc.(6)	724	$ 255
Plug Power, Inc.(6)	8,662	244
Shoals Technologies Group, Inc. Class A(6)	8,635	210
Sunrun, Inc.(6)	5,365	184
		893

Electronic Equipment, Instruments & Components—0.1%
ALSO Holding AG Registered Shares(6)	76	25
AU Optronics Corp. Sponsored ADR	3,321	27
Canon Marketing Japan, Inc.	700	14
China Railway Signal & Communication Corp. Ltd. Class H 144A	105,000	39
Hon Hai Precision Industry Co. Ltd. Registered Shares, GDR	8,434	62
Keysight Technologies, Inc.(6)	1,100	227
		394

Energy Equipment & Services—0.2%
Baker Hughes Co.	13,128	316
Schlumberger N.V.	9,316	279
		595

Entertainment—0.1%
Activision Blizzard, Inc.	889	59
Capcom Co., Ltd.	3,900	92
IGG, Inc.	22,000	20
Koei Tecmo Holdings Co. Ltd.	1,600	63
Nintendo Co., Ltd.	300	140
Take-Two Interactive Software, Inc.(6)	243	43
		417

Equity Real Estate Investment—0.5%
American Tower Corp.	280	82
ARA LOGOS Logistics Trust	21,200	14
AvalonBay Communities, Inc.	171	43
British Land Co. plc (The)	20,325	146
Crown Castle International Corp.	932	195
Duke Realty Corp.	473	31
Equity Residential	845	76
Extra Space Storage, Inc.	1,031	234
Killam Apartment Real Estate Investment Trust	1,828	34
Land Securities Group plc	14,823	156
Lar Espana Real Estate Socimi S.A.	1,947	11
Life Storage, Inc. REIT	562	86
Nippon Prologis REIT, Inc.	3	11
Public Storage	923	346
		1,465

Food & Staples Retailing—0.6%
Albertsons Cos., Inc. Class A	1,515	46
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Food & Staples Retailing—continued
Casey’s General Stores, Inc.	183	$ 36
Costco Wholesale Corp.	289	164
Empire Co., Ltd. Class A	2,214	67
Etablissements Franz Colruyt N.V.	1,397	59
Kesko Oyj Class B	1,788	60
Koninklijke Ahold Delhaize N.V.	6,020	207
Kroger Co. (The)	6,523	295
Lawson, Inc.	3,000	142
Loblaw Cos., Ltd.	1,703	140
Seven & i Holdings Co., Ltd.	1,900	83
Sheng Siong Group Ltd.	25,500	28
Sugi Holdings Co., Ltd.	700	42
Sumber Alfaria Trijaya Tbk PT	660,500	56
Tesco plc	4,540	18
Walmart, Inc.	2,191	317
Welcia Holdings Co. Ltd.	1,300	41
		1,801

Food Products—0.4%
Ajinomoto Co., Inc.	1,800	55
Astral Foods Ltd.	460	5
China Mengniu Dairy Co., Ltd.(6)	6,000	34
General Mills, Inc.	1,053	71
Hershey Co. (The)	1,070	207
Hormel Foods Corp.	2,500	122
MEIJI Holdings Co. Ltd.	1,300	77
Morinaga Milk Industry Co., Ltd.	900	43
Nestle S.A. Registered Shares	1,712	239
Nissin Foods Holdings Co. Ltd.	700	51
Prima Meat Packers Ltd.	600	13
Sino Grandness Food Industry Group Ltd.(6)(7)	77,400	—
Strauss Group Ltd.	438	14
Thai Union Group PCL Foreign Shares	37,700	22
Toyo Suisan Kaisha Ltd.	900	38
Uni-President Enterprises Corp.	20,000	50
Yakult Honsha Co., Ltd.	200	10
		1,051

Gas Utilities—0.0%
Osaka Gas Co., Ltd.	3,300	55
Healthcare Equipment & Supplies—0.1%
Arjo AB Class B	3,640	45
BioMerieux	95	13
Hogy Medical Co. Ltd.	200	6
IDEXX Laboratories, Inc.(6)	138	91
Nipro Corp.	2,900	27
ResMed, Inc.	299	78
		260

	Shares	Value

Healthcare Providers & Services—0.3%
Anthem, Inc.	187	$ 87
CVS Health Corp.	1,091	113
EBOS Group Ltd.	1,399	39
Galenica AG	608	46
H.U. Group Holdings, Inc.	1,700	43
Humana, Inc.	150	70
IHH Healthcare Bhd	16,600	29
Laboratory Corp. of America Holdings(6)	280	88
Medipal Holdings Corp.	2,400	45
Quest Diagnostics, Inc.	482	83
Sinopharm Group Co., Ltd. Class H	17,200	37
Summerset Group Holdings Ltd.	6,247	58
Toho Holdings Co. Ltd.	500	8
UnitedHealth Group, Inc.	424	213
		959

Hotels, Restaurants & Leisure—0.3%
Autogrill SpA(6)	26,048	185
Domino’s Pizza, Inc.	151	85
Ichibanya Co. Ltd.	300	12
MakeMyTrip Ltd.(6)	1,461	41
McDonald’s Corp.	643	172
McDonald’s Holdings Co. Japan Ltd.	1,200	53
Sands China Ltd.(6)	30,000	70
Starbucks Corp.	304	36
Whitbread plc(6)	3,315	134
		788

Household Durables—0.0%
De’ Longhi SpA	472	17
Rinnai Corp.	800	72
Sekisui House Ltd.	3,200	69
		158

Household Products—0.3%
Church & Dwight Co., Inc.	530	54
Clorox Co. (The)	433	76
Colgate-Palmolive Co.	865	74
Earth Corp.	400	21
Kimberly-Clark Corp.	1,079	154
Procter & Gamble Co. (The)	2,256	369
Unicharm Corp.	300	13
		761

Independent Power Producers & Energy Traders—0.1%
China Everbright Greentech Ltd.	23,000	9
Concord New Energy Group Ltd.	70,000	7
eRex Co. Ltd.	1,100	19
Sunnova Energy International, Inc.(6)	8,049	225
		260

	Shares	Value

Industrial Conglomerates—0.0%
Jardine Matheson Holdings Ltd.	1,400	$ 77
TOKAI Holdings Corp.	700	5
		82

Insurance—0.4%
Aon plc Class A	131	39
AUB Group Ltd.	2,647	50
Brown & Brown, Inc.	1,484	104
Cincinnati Financial Corp.	462	53
Fubon Financial Holding Co., Ltd.	33,557	92
Hanover Insurance Group, Inc. (The)	398	52
Intact Financial Corp.	1,079	140
Japan Post Holdings Co., Ltd.	18,000	140
Legal & General Group plc	40,173	162
Marsh & McLennan Cos., Inc.	499	87
Old Republic International Corp.	2,002	49
Progressive Corp. (The)	309	32
Suncorp Group Ltd.	849	7
Tryg A/S	2,126	53
Willis Towers Watson plc	202	48
		1,108

Interactive Media & Services—0.1%
Alphabet, Inc. Class A(6)	46	133
Tencent Holdings Ltd.	500	30
		163

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc.(6)	40	133
IT Services—0.4%
Accenture plc Class A	323	134
Automatic Data Processing, Inc.	552	136
Fidelity National Information Services, Inc.	569	62
Fujitsu Ltd.	100	17
Mastercard, Inc. Class A	472	169
NEC Corp.	1,400	65
NEC Networks & System Integration Corp.	3,200	50
Paychex, Inc.	2,188	299
Switch, Inc. Class A	1,139	33
Visa, Inc. Class A	414	90
		1,055

Life Sciences Tools & Services—0.3%
Bio-Rad Laboratories, Inc. Class A(6)	123	93
Danaher Corp.	684	225
Eurofins Scientific SE	566	70
Tecan Group AG Registered Shares	88	54
Thermo Fisher Scientific, Inc.	218	145
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—continued
Waters Corp.(6)	212	$ 79
West Pharmaceutical Services, Inc.	532	250
		916

Machinery—0.1%
Chart Industries, Inc.(6)	1,956	312
Media—0.0%
Digital Holdings, Inc.(6)	900	10
National CineMedia, Inc.	706	2
Shaw Communications, Inc. Class B	779	24
		36

Metals & Mining—0.4%
Agnico Eagle Mines Ltd.	545	29
Barrick Gold Corp.	3,715	71
Dundee Precious Metals, Inc.	2,339	14
First Quantum Minerals, Ltd.	13,041	312
Franco-Nevada Corp.	1,099	152
Freeport-McMoRan, Inc.	8,068	337
Newmont Corp.	3,862	239
Tiangong International Co. Ltd.	42,000	26
Vale S.A Sponsored ADR	411	6
		1,186

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Cherry Hill Mortgage Investment Corp.	16	—(8)
Multiline Retail—0.2%
Dollar General Corp.	1,057	249
Target Corp.	1,026	238
		487

Multi-Utilities—0.1%
A2A SpA	27,202	53
CMS Energy Corp.	1,033	67
Consolidated Edison, Inc.	1,039	89
DTE Energy Co.	457	55
REN - Redes Energeticas Nacionais SGPS S.A.	1,075	3
WEC Energy Group, Inc.	1,632	158
		425

Oil, Gas & Consumable Fuels—0.2%
California Resources Corp.	1,147	49
China Aviation Oil Singapore Corp. Ltd.	6,900	5
Cosmo Energy Holdings Co. Ltd.	1,900	37
	Shares	Value

Oil, Gas & Consumable Fuels—continued
ENEOS Holdings, Inc.	12,300	$ 46
Iwatani Corp.	900	45
MOL Hungarian Oil & Gas plc	387	3
PTT PCL Foreign Shares	11,800	13
Topaz Energy Corp.	2,177	31
Valero Energy Corp.	3,841	289
		518

Paper & Forest Products—0.0%
Hokuetsu Corp.	2,000	12
Personal Products—0.0%
Kao Corp.	2,000	105
Pharmaceuticals—0.9%
AstraZeneca plc	614	72
Bristol-Myers Squibb Co.	2,148	134
Dechra Pharmaceuticals plc	276	20
Dermapharm Holding SE	344	35
Eli Lilly & Co.	1,292	357
Johnson & Johnson	2,224	380
Merck & Co., Inc.	3,979	305
Merck KGaA	298	77
Novartis AG Registered Shares	1,708	151
Novo Nordisk A/S Class B	1,574	177
Pfizer, Inc.	4,834	285
Richter Gedeon Nyrt	2,003	54
Roche Holding AG	576	240
Sanofi	717	72
Sawai Group Holdings Co., Ltd.	400	15
Takeda Pharmaceutical Co., Ltd.	2,200	60
Zoetis, Inc. Class A	540	132
		2,566

Professional Services—0.1%
Booz Allen Hamilton Holding Corp. Class A	875	74
Equifax, Inc.	199	58
FTI Consulting, Inc.(6)	397	61
LifeWorks, Inc.	643	13
		206

Real Estate Management & Development—0.2%
Azrieli Group Ltd.	556	53
Hysan Development Co., Ltd.	36,000	111
Intershop Holding AG	26	18
Mobimo Holding AG(6)	43	14
PSP Swiss Property AG Registered Shares	364	45
Swire Properties Ltd.	49,400	124
	Shares	Value

Real Estate Management & Development—continued
Swiss Prime Site AG Registered Shares	128	$ 13
WCM Beteiligungs- und Grundbesitz-AG	4,510	26
Wharf Real Estate Investment Co., Ltd.	23,000	117
Yuzhou Group Holdings Co. Ltd.	59,998	5
		526

Road & Rail—0.0%
Fukuyama Transporting Co., Ltd.	154	5
Senko Group Holdings Co., Ltd.	5,404	44
Tourism Holdings Ltd.(6)	3,878	8
		57

Semiconductors & Semiconductor Equipment—0.4%
ASE Technology Holding Co. Ltd. ADR	14,917	117
Enphase Energy, Inc.(6)	1,628	298
Himax Technologies, Inc. ADR	4,076	65
Intel Corp.	859	44
Novatek Microelectronics Corp.	1,000	20
Silicon Motion Technology Corp. ADR	1,099	104
SolarEdge Technologies, Inc.(6)	1,069	300
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,773	213
		1,161

Software—0.4%
Adobe, Inc. (6)	182	103
Asseco Poland S.A.	1,744	37
Cadence Design Systems, Inc.(6)	160	30
Check Point Software Technologies Ltd.(6)	321	37
Citrix Systems, Inc.	656	62
Intuit, Inc.	212	136
Microsoft Corp.	732	246
NortonLifeLock, Inc.	2,081	54
Oracle Corp.	1,533	134
ServiceNow, Inc.(6)	78	51
Synopsys, Inc.(6)	280	103
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Software—continued
Zoom Video Communications, Inc. Class A(6)	296	$ 55
		1,048

Specialty Retail—0.2%
Aoyama Trading Co., Ltd.(6)	189	1
AutoZone, Inc.(6)	91	191
DCM Holdings Co., Ltd.	3,600	33
Home Depot, Inc. (The)	136	56
Hornbach Holding AG & Co. KGaA	269	40
Nitori Holdings Co., Ltd.	200	30
O’Reilly Automotive, Inc.(6)	270	191
Yamada Holdings Co., Ltd.	11,100	38
Zhongsheng Group Holdings Ltd.	1,500	12
		592

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	757	134
Asustek Computer, Inc.	8,000	109
Canon, Inc.	3,790	92
FUJIFILM Holdings Corp.	1,979	147
Legend Holdings Corp. Class H 144A	6,400	9
Lenovo Group Ltd.	78,000	90
		581

Textiles, Apparel & Luxury Goods—0.1%
Bosideng International Holdings Ltd.	92,000	58
Burberry Group plc	5,214	128
China Dongxiang Group Co., Ltd.	68,883	6
Hermes International	58	101
PVH Corp.	1,270	136
		429

Thrifts & Mortgage Finance—0.0%
Kearny Financial Corp.	581	8
	Shares	Value

Thrifts & Mortgage Finance—continued
Waterstone Financial, Inc.	1,038	$ 22
		30

Trading Companies & Distributors—0.0%
Solar A/S Class B	259	32
Transportation Infrastructure—0.2%
Aeroports de Paris(6)	1,081	139
Fraport AG Frankfurt Airport Services Worldwide(6)	2,186	147
Getlink SE	9,070	150
Kamigumi Co., Ltd.	2,200	42
Shenzhen Expressway Corp. Ltd. Class H	8,000	8
Sydney Airport(6)	31,336	198
		684

Water Utilities—0.0%
American Water Works Co., Inc.	153	29
Wireless Telecommunication Services—0.2%
Advanced Info Service PCL Foreign Shares	14,500	100
Freenet AG	1,953	52
KDDI Corp.	3,800	111
SK Telecom Co. Ltd. Sponsored ADR	617	16
SoftBank Corp.	16,800	212
T-Mobile US, Inc.(6)	419	49
		540

Total Common Stocks (Identified Cost $32,444)		35,485

Exchange-Traded Funds—10.7%
Invesco WilderHill Clean Energy ETF	4,000	286
iShares Core U.S. Aggregate Bond ETF	46,479	5,302
iShares ESG Aware MSCI USA ETF	116,228	12,541
	Shares	Value

iShares Global Clean Energy ETF	14,145	$ 299
iShares MSCI USA ESG Select ETF	13,326	1,416
iShares Trust iShares ESG Aware MSCI EAFE ETF	86,959	6,910
iShares, Inc. iShares ESG Aware MSCI EM ETF	56,917	2,263
PIMCO 1-5 Year U.S. TIPS Index ETF(9)	46,000	2,538
Total Exchange-Traded Funds (Identified Cost $29,369)		31,555

Total Long-Term Investments—58.9% (Identified Cost $169,988)		174,191

Short-Term Investments—36.5%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	6,905,578	6,906
Total Money Market Mutual Fund (Identified Cost $6,906)		6,906

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Affiliated Mutual Fund—34.2%
Virtus AllianzGI Global Sustainability Fund Institutional Shares(9)(10)	4,326,843	$101,248
Total Affiliated Mutual Fund (Identified Cost $84,569)		101,248

Total Short-Term Investments (Identified Cost $91,475)		108,154

TOTAL INVESTMENTS—95.4% (Identified Cost $261,463)		$282,345
Other assets and liabilities, net—4.6%		13,694
NET ASSETS—100.0%		$296,039
Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BNP	BNP Paribas
BTP	Italian Buonie
CDX.EM	Credit Default Swap Index Emerging Markets
CDX.NA.HY	Credit Default Swap Index North American High Yield
CDX.NA.IG	Credit Default Swap Index North American Investment Grade
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange Limited
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TIPS	Treasury-Inflation Protected Securities
TOPIX	Tokyo Stock Price Index

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $17,242 or 5.8% of net assets.
(4)	No contractual maturity date.
(5)	Value shown as par value.
(6)	Non-income producing.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Affiliated investment.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	91%
Japan	2
Cayman Islands	1
Germany	1
Netherlands	1
United Kingdom	1
Canada	1
Other	2
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
FTSE China A50 Index Future	January 2022	4	$63	$—	$(1)
FTSE Taiwan Index Future	January 2022	7	449	6	—
IBEX 35 Index Future	January 2022	1	99	4	—
BIST 30 Index Future	February 2022	100	158	—	(4)
2 Year U.S. Treasury Note Future	March 2022	137	29,890	—	(33)
5 Year U.S. Treasury Note Future	March 2022	94	11,372	21	—
10 Year Australian Bond Future	March 2022	14	1,418	—	(4)
10 Year Canadian Bond Future	March 2022	17	1,917	—	(4)
10 Year U.S. Treasury Note Future	March 2022	8	1,044	—	(5)
30 Year U.S. Treasury Bond Future	March 2022	15	2,407	3	—
DAX Mini Index Future	March 2022	7	632	9	—
E-Mini 1000 Index Future	March 2022	115	9,490	278	—
Euro-BTP Future	March 2022	1	167	—	(3)
Euro-Bund Future	March 2022	3	585	—	(11)
Euro-OAT Future	March 2022	3	557	—	(11)
FTSE 100 Index Future	March 2022	15	1,487	20	—
FTSE MIB Index Future	March 2022	3	465	10	—
FTSE/JSE Top 40 Index Future	March 2022	8	336	7	—
Long Gilt Future	March 2022	2	338	—	(6)
MSCI EAFE Index Future	March 2022	74	8,591	146	—
MSCI Emerging Index Future	March 2022	54	3,311	42	—
S&P 500® E-Mini Index Future	March 2022	50	11,896	265	—
S&P TSX 60 Index Future	March 2022	4	810	14	—
SPI 200 Future	March 2022	3	401	5	—
TOPIX Index Future	March 2022	8	1,385	22	—
				$852	$(82)
Short Contracts:
Mini Bovespa Future	February 2022	(50)	(190)	3	—
10 Year Ultra U.S. Treasury Bond Future	March 2022	(75)	(10,983)	—	(151)
Australian Dollar Future	March 2022	(16)	(1,164)	—	(21)
British Pound Future	March 2022	(70)	(5,920)	—	(138)
Canadian Dollar Future	March 2022	(16)	(1,265)	—	(9)
Euro Currency Future	March 2022	(47)	(6,699)	—	(51)
Japanese Yen Currency Future	March 2022	(44)	(4,784)	65	—
New Zealand Dollar Future	March 2022	(18)	(1,232)	—	(12)
U.S. Treasury Ultra Bond Future	March 2022	(2)	(394)	11	—
				79	(382)
Total				$931	$(464)

Centrally cleared credit default swap - buy protection(1) outstanding as of December 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.EM.36(3)	Quarterly	ICE	1.000%	12/20/26	$1,500	$61	$58	$3	$—
CDX.NA.HY.37(4)	Quarterly	ICE	5.000%	12/20/26	3,295	(301)	(295)	—	(6)
CDX.NA.IG.37(5)	Quarterly	ICE	1.000%	12/20/26	9,100	(221)	(206)	—	(15)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	12/20/26	1,100	(35)	(32)	—	(3)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	12/20/26	395	(1)	(1)	— (6)	—
Valero Energy Corp. Senior	Quarterly	ICE	1.000%	12/20/26	360	(1)	1	—	(2)
Total						$(498)	$(475)	$3	$(26)

Footnote Legend:
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.EM.36 is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit® from time to time.
(4)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
(5)	CDX.NA.IG Index, is comprised of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings as published by Markit® from time to time.
(6)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,658	$—	$17,658	$—
Corporate Bonds and Notes	42,530	—	42,530	—
Foreign Government Security	254	—	254	—
Mortgage-Backed Securities	22,561	—	22,561	—
U.S. Government Securities	24,007	—	24,007	—
Equity Securities:
Common Stocks	35,485	35,485	—	—(1)
Preferred Stocks	141	1	140	—
Affiliated Mutual Fund	101,248	101,248	—	—
Exchange-Traded Funds	31,555	31,555	—	—
Money Market Mutual Fund	6,906	6,906	—	—
Other Financial Instruments:
Futures Contracts	931	931	—	—
Centrally Cleared Credit Default Swap	60	—	60	—
Total Assets	283,336	176,126	107,210	—(1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(464)	(464)	—	—
Centrally Cleared Credit Default Swap	(558)	—	(558)	—
Total Liabilities	(1,022)	(464)	(558)	—
Total Investments	$282,314	$175,662	$106,652	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.